Supplemental Disclosures to the Condensed Consolidated Balance Sheets and Condensed Consolidated Statements of Cash Flows (Tables)	3 Months Ended
Mar. 31, 2014
Balance Sheet and Cash Flow Supplemental Disclosures [Abstract]
Other Accrued Liabilities
“Other accrued liabilities” reported on the condensed consolidated balance sheets include the following:

	March 31, 2014	December 31, 2013
	(in thousands)

Accrued compensation	$25,270	$55,257
Accrued interest	147,907	93,998
Asset retirement obligations	12,616	6,270
Other	3,769	7,850
	$189,562	$163,375

Supplemental Cash Flow Disclosures
Supplemental disclosures to the condensed consolidated statements of cash flows are presented below:

	Three Months Ended March 31,
	2014	2013
	(in thousands)

Cash payments for interest, net of amounts capitalized	$77,512	$44,209
Cash payments for income taxes	$—	$—

Noncash investing activities:
In connection with the acquisition of oil and natural gas properties and joint-venture funding, assets were acquired and liabilities were assumed as follows:
Fair value of assets acquired	$593	$8,101
Cash paid	(593)	(35)
Receivables from sellers	—	(1,212)
Payables to sellers	—	(6,854)
Liabilities assumed	$—	$—